Note 8 - Convertible Credit Line Payable - Related Party (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 08, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2021
Proceeds from Convertible Debt					$ 20,000
Amortization of Debt Discount (Premium)		$ 25,703	$ 10,826		7,016
Convertible Credit Line Payable, Related Party [Member]
Debt Instrument, Face Amount						$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage						7.00%
Debt Instrument, Convertible, Conversion Price						$ 4.00
Proceeds from Convertible Debt	$ 20,000
Amortization of Debt Discount (Premium)				$ 11,100
Debt Instrument, Unamortized Discount				0	11,100
Convertible Credit Line [Member]
Repayments of Long-Term Lines of Credit				168,328
Interest Paid, Capitalized, Investing Activities				53,275
Long-Term Line of Credit				$ 0	$ 168,328